Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	0-21719
Entity Registrant Name	STEEL DYNAMICS, INC.
Entity Central Index Key	0001022671
Entity Tax Identification Number	35-1929476
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	7575 West Jefferson Blvd
Entity Address, City or Town	Fort Wayne
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46804
City Area Code	260
Local Phone Number	969-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock voting, $0.0025 par value
Trading Symbol	STLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false